Shareholder Report, Holdings (Details)	Jul. 31, 2024	[1]
The Tax-Exempt Bond Fund of America - Class A | AAA Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
The Tax-Exempt Bond Fund of America - Class A | AA Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
The Tax-Exempt Bond Fund of America - Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
The Tax-Exempt Bond Fund of America - Class A | BBB Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
The Tax-Exempt Bond Fund of America - Class A | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
The Tax-Exempt Bond Fund of America - Class A | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Tax-Exempt Bond Fund of America - Class A | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[2]
The Tax-Exempt Bond Fund of America® - Class C | AAA Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
The Tax-Exempt Bond Fund of America® - Class C | AA Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
The Tax-Exempt Bond Fund of America® - Class C | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
The Tax-Exempt Bond Fund of America® - Class C | BBB Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
The Tax-Exempt Bond Fund of America® - Class C | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
The Tax-Exempt Bond Fund of America® - Class C | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Tax-Exempt Bond Fund of America® - Class C | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[2]
The Tax-Exempt Bond Fund of America - Class T | AAA Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
The Tax-Exempt Bond Fund of America - Class T | AA Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
The Tax-Exempt Bond Fund of America - Class T | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
The Tax-Exempt Bond Fund of America - Class T | BBB Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
The Tax-Exempt Bond Fund of America - Class T | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
The Tax-Exempt Bond Fund of America - Class T | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Tax-Exempt Bond Fund of America - Class T | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[2]
The Tax-Exempt Bond Fund of America - Class F-1 | AAA Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
The Tax-Exempt Bond Fund of America - Class F-1 | AA Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
The Tax-Exempt Bond Fund of America - Class F-1 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
The Tax-Exempt Bond Fund of America - Class F-1 | BBB Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
The Tax-Exempt Bond Fund of America - Class F-1 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
The Tax-Exempt Bond Fund of America - Class F-1 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Tax-Exempt Bond Fund of America - Class F-1 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[2]
The Tax-Exempt Bond Fund of America® - Class F-2 | AAA Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
The Tax-Exempt Bond Fund of America® - Class F-2 | AA Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
The Tax-Exempt Bond Fund of America® - Class F-2 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
The Tax-Exempt Bond Fund of America® - Class F-2 | BBB Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
The Tax-Exempt Bond Fund of America® - Class F-2 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
The Tax-Exempt Bond Fund of America® - Class F-2 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Tax-Exempt Bond Fund of America® - Class F-2 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[2]
The Tax-Exempt Bond Fund of America® Class F-3 | AAA Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
The Tax-Exempt Bond Fund of America® Class F-3 | AA Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
The Tax-Exempt Bond Fund of America® Class F-3 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
The Tax-Exempt Bond Fund of America® Class F-3 | BBB Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
The Tax-Exempt Bond Fund of America® Class F-3 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
The Tax-Exempt Bond Fund of America® Class F-3 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Tax-Exempt Bond Fund of America® Class F-3 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[2]
The Tax-Exempt Bond Fund of America® Class R-6 | AAA Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.83%
The Tax-Exempt Bond Fund of America® Class R-6 | AA Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.66%
The Tax-Exempt Bond Fund of America® Class R-6 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
The Tax-Exempt Bond Fund of America® Class R-6 | BBB Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
The Tax-Exempt Bond Fund of America® Class R-6 | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
The Tax-Exempt Bond Fund of America® Class R-6 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
The Tax-Exempt Bond Fund of America® Class R-6 | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[2]	Includes derivatives.